Earnings Per Share	6 Months Ended
Mar. 31, 2025
Earnings per share [abstract]
Earnings Per Share

17. EARNINGS PER SHARE

Basic and diluted earnings per share is calculated by dividing net profit attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the reporting period.

The calculation of earnings per share is as follows:

	Three months ended March 31,		Six months ended March 31,
	2025	2024	2025	2024
Weighted number of outstanding shares	187,829,202	187,825,592	187,829,202	187,370,399
Number of shares with dilutive effects	309	—	248	—
Weighted number of outstanding shares (diluted)	187,829,511	187,825,592	187,829,450	187,370,399

Profit attributable to ordinary shareholders	105,113	71,652	125,232	64,497
Basic	0.56	0.38	0.67	0.34
Diluted	0.56	0.38	0.67	0.34